Property and Equipment - Table 1 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Property and Equipment
Land	$ 66.9	$ 63.4
Buildings	901.4	885.6
Leasehold Improvements	59.6	43.1
Furniture, Fixtures, and Equipment	313.0	300.2
Property and Equipment, Gross	1,340.9	1,292.3
Less: Accumulated depreciation and amortization	(686.9)	(674.3)
Property and Equipment, Net Excluding CIP	654.0	618.0
Construction in progress	10.4	14.9
Property and Equipment, net	$ 664.4	$ 632.9